Quarterly Financial Data (Unaudited) - Summary of Quarterly Results of Operations (Details) - USD ($) $ in Millions	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Service revenues	$ 353.7	$ 359.9	$ 321.3	$ 333.6	$ 344.7	$ 333.7	$ 307.1	$ 1,046.8	$ 1,049.2	$ 1,403.0	$ 1,319.1	$ 537.9
Income from operations	19.3	16.0	8.3	1.3	7.8	7.0	6.0	70.1	49.1	69.4	22.1	(60.8)
Net loss	24.1	$ (15.4)	$ (19.3)	$ (35.9)	$ (32.4)	$ (25.1)	$ (24.4)	(24.8)	(41.4)	(17.1)	(117.8)	(194.0)
Gain (loss) on commodity future contracts	(27.3)							$ 8.7	$ 0.0	(27.3)	0.0	0.0
Valuation allowance release related to a legal entity restructuring project	$ 51.4									$ 51.4	$ 0.0	$ 0.0